Convertible Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Convertible Notes Payable {1}
Convertible Notes Payable

Convertible notes payable consist of the following:

	Interest Rates	Term	Conversion Rates	March 31, 2019	December 31, 2018
GHS Investments, LLC (fixed conversion)	10%	.1 - .3 years	0.10	$715,098	$871,079
LSW Holdings, LLC (variable conversion)	6%	—	(a)	179,000	179,000
Discount				(133,752)	(383,483)
Total				$760,346	$666,596

(a)	50% discount on the average of the 3 lowest closing bid prices during the 10 trading days prior to conversion ($0.053).

For the three months ended March 31, 2019 and 2018, interest expense on these notes, including amortization of the discount, was $293,189 and $375,546, respectively.

All tangible and intangible assets of the Company are pledged as security.

As of December 31, 2018 and December 31, 2017, the Company’s convertible notes payable consists of the following:

	Interest Rates	Terms	Conversion Rates	December 31, 2018	December 31, 2017
GHS Investments, LLC (fixed conversion)	10%	.3-.6 years	$0.005	$871,079	$—
GHS Investments, LLC (variable conversion)	8%	—	(a)	—	182,545
LSW Holdings, LLC (variable conversion)	6%	—	(b)	179,000	—
Other convertible notes (fixed conversion)	6%-8%	—	0.02-0.024
Other convertible notes (variable conversion)	8%	—	(c)	—	844,450
Discount				(383,483)	(349,297)
Total				$666,596	$677,698

(a) 50% discount off the lowest trading price for the common stock during the 10 trading days prior to conversion ($0.003).

(b) 50% discount on the average of the 3 lowest closing bid prices during the 10 trading days prior to conversion ($0.008).

(c) 45% discount off the lowest trading price for the common stock during the 20 trading days prior to conversion ($0.003).

The Company has determined that the conversion feature embedded in the notes referred to above that contain a potential variable conversion amount constitutes a derivative which has been bifurcated from the note and recorded as a derivative liability, with a corresponding discount recorded to the associated debt. The excess of the derivative value over the face amount of the note is recorded immediately to interest expense at inception. For the years ended December 31, 2018 and 2017 and the six months ended December 31, 2018 and 2017, $0, $1,446,168, $1,179,140 and $0, respectively, was recorded at the inception of the notes relating to the excess of derivative value over the face of the notes.

As of June 30, 2017, our former Chairman of the Board held two notes payable with principal amounts of $200,150 and $184,300. The $200,150 note, which was due on December 19, 2017, converts at 50% of the average of the 3 lowest bid prices of the common stock during the 10 days prior to the conversion. The $184,300 note, which was renewed through December 30, 2017, is convertible at $.01 with an anti-dilutive clause that becomes effective with any dilution of the Company’s common stock greater than 1% of the shares outstanding at the time of split. Both notes accrue interest at 6%. During the six months ended December 31, 2017, $384,450 of related party convertible notes payable were reclassified as convertible notes payable due to Mr. Grisaffi’s resignation. Both of Mr. Grisaffi’s convertible notes payable were voided by a District Court in Dallas, County Texas in 2018 and were derecognized in the financial statements.

For the years ended December 31, 2018 and 2017 and the six months ended December 31, 2018 and 2017, interest expense on these notes, including amortization of the discount, was $1,255,081, $1,140,238, $543,164, and $77,743, respectively.

All tangible and intangible assets of the Company are pledged as security.